SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line basis over the estimated useful lives, at the following annual rates:

%
Computers and peripherals equipment	33
Office furniture and equipment	6-15
Leasehold improvements	(*)

(*)	Over the shorter of the lease term (including options if any that are reasonably certain to be exercised estimated useful life).

SCHEDULE OF AMORTIZE INTANGIBLE ASSETS	The useful life used to amortize intangible assets with a finite useful life is as follows:
%
Customer relations	14.3
Technology	16.7-22
Internal-use software	33